Capital Management - Summary of Breakdown of Capital Reserves and Movements in Reserves (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Exercise of options	663,897	1,136,375